Note 12 - Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Allocated Share-based Compensation Expense	$ 1,776	$ 462	$ 6,082	$ 1,750
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	257	125	4,008	502
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 1,519	$ 337	$ 2,074	$ 1,248